Average Annual Total Returns - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund	Jan. 29, 2025
Fidelity Nasdaq Composite Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	29.48%
Past 5 years	17.55%
Past 10 years	16.13%
Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	29.17%
Past 5 years	17.35%
Past 10 years	15.75%
Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.46%
Past 5 years	14.20%
Past 10 years	13.57%
NS004
Average Annual Return:
Past 1 year	29.57%
Past 5 years	17.49%
Past 10 years	16.20%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%